Segment Reporting - Core Earnings Adjustments to GAAP (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting [Abstract]
Amount that will be equal to cumulative net unrealized gain or loss over the life of the contract	$ 0	$ 0	$ 0